SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), reflect the application of the significant accounting policies described below and elsewhere in the notes to the consolidated financial statements.

A.	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of monday.com and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

B.	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

The Company bases its estimates on historical experience and on assumptions that management considers to be reasonable.

The Company assesses these estimates on a regular basis; however, actual results could differ from these estimates.

C.	Foreign Currency Translation and Transactions

The Company’s management has determined that the United States dollar is the currency in the primary economic environment in which monday.com and its subsidiaries operate. Thus, the Company reports its consolidated results in United States dollars. Transactions and balances that are denominated in other currencies have been remeasured into United States dollars in accordance with principles set forth in Accounting Standards Codification (“ASC”) Topic 830, “Foreign Currency Matters” (“ASC 830”).

At the end of each reporting period, financial assets and liabilities are remeasured to the functional currency using exchange rates in effect at the balance sheet date. Non-financial assets and liabilities are remeasured at historical exchange rates. Gains and losses related to remeasurement are recorded as financial income, net in the consolidated statements of operations as appropriate.

D.	Cash and Cash Equivalents

The Company classifies all unrestricted highly liquid investments with maturities of three months or less at the date of purchase as cash equivalents. Cash equivalents consist of bank deposits and money market funds.

E.	Investment in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC Topic 320, “Investments - Debt Securities” (“ASC 320”). Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its debt securities as available-for-sale (“AFS”) as the Company may sell these securities at any time for use in its current operations or for other purposes, even prior to maturity. As a result, the Company classifies its marketable securities within current assets on the consolidated balance sheet.

Available-for-sale debt securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity.

Such amortization together with accretion of interest on securities is included in financial income, net. At each reporting period, the Company evaluates whether declines in fair value below amortized cost are due to expected credit losses, as well as the company’s ability and intent to hold the investment until a forecasted recovery occurs in accordance with ASC Topic 326, “Financial Instrument- Credit losses” (“ASC 326”). Allowance for credit losses on AFS debt securities is recognized in the Company’s consolidated statements of operations, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in shareholders’ equity. No credit losses were recognized during the year ended December 31, 2024.

F.	Accounts Receivable

Accounts receivable are recorded at the invoiced amount, are unsecured and do not bear interest. The Company maintains an allowance for credit losses inherent in its accounts receivable including potential uncollectible amounts.

The allowance is based on the Company’s periodic assessment of the collectability of the accounts based on a combination of factors including the payment terms of each account, its age, the collection history of each customer, and the customer’s financial condition.

Expenses associated with credit losses for the years ended December 31, 2024, 2023 and 2022 were $2,525, $2,040 and $1,622, respectively. The Company wrote off bad debts in the amount of $2,547, $2,130 and $1,463 during 2024, 2023 and 2022, respectively.

G.	Investment in affiliated company

The Company accounts for an equity method investment over which it has significant influence but does not own a majority of the equity interests or otherwise controls and the investment is either in common stock or in substance common stock using the equity method, in accordance with ASC Topic 323 “Investments – Equity Method and Joint Ventures” (“ASC 323”). The Company’s share of the investee’s profit and loss is recognized in the consolidated statements of operations.

Management’s judgment regarding the level of influence over its equity method investee includes considering key factors such as the Company’s ownership interest, representation on the board of directors, participation in policy-making decisions and material intercompany transactions.

The Company assesses its equity method investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the affiliated company, including current earnings trends, and other affiliated company-specific information such as financing rounds. During 2024, no impairment loss was recognized in the Company’s consolidated statement of operations.

The net carrying value of the investment in the affiliated company amounted to $6,000 as of December 31, 2024 and is presented as part of other-long term assets in the consolidated balance sheet. There were no investments in affiliated companies in 2023. Equity gains (losses) were immaterial in 2024.

H.	Property and Equipment, Net

Property and equipment, net is stated at cost, less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets (see Note 2j). Expenditures for maintenance and repairs are expensed as incurred. Disposals are removed at cost less accumulated depreciation and any gain or loss from disposals is reflected in the consolidated statement of operations in the period of disposition.

I.	Internal Use Software Development Costs

The Company capitalizes certain internal use software development costs related to its cloud-based platform (amortized over 3 years) or to back-office operating systems (amortized over six years). The costs consist of personnel costs incurred during the application development stage. Capitalization begins when the preliminary project stage is completed, and it is probable that the software will be completed and used for its intended function.

Capitalization ceases when the software is substantially complete and ready for its intended use, including the completion of all significant testing. Costs related to preliminary project activities and post implementation operating activities are expensed as incurred.

Capitalized software development costs are included in property and equipment, net in the consolidated balance sheet (see Note 5) and are amortized over the estimated useful life of the software, on a straight-line basis, which represents the manner in which the expected benefit will be derived. Amortization expenses are included in cost of revenue in the consolidated statement of operations. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

J.	Depreciation, Amortization and Impairment of Long-Lived Assets:

Long-lived assets with definite lives consist of property and equipment. Long-lived assets are amortized over their estimated useful lives which are as follows:

Years
Computers, software, patents and electronic equipment	3-5
Office furniture and equipment	10-14
internal use software development costs	3-6
Leasehold improvements	Shorter of the remaining term of the underlying lease, or estimated useful life of the asset

The Company reviews its long-lived assets for impairment whenever events or circumstances have occurred that indicate that the estimated useful lives of the long-lived assets may warrant revision or that the carrying value of these assets may be impaired. To compute whether assets have been impaired, the estimated undiscounted future cash flows of the assets or asset group are compared to the carrying value. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized based on the amount in which the carrying amount exceeds the fair value of the asset or asset group, based on discounted cash flows. There were no events or circumstances that required the Company’s long-lived assets to be tested for impairment during any of the periods presented.

K.	Leases

The Company accounts for its leases in accordance with ASC Topic 842, “Leases” (“ASC 842”). The Company determines if an arrangement is a lease at inception by determining if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration and other facts and circumstances.

The Company classifies leases at their inception as either capital or operating leases. A lease that transfers substantially all the risks and rewards incidental to ownership of the leased asset to the Company is classified as a capital lease. For capital leases, at the commencement of the lease term, the leased asset is measured at the lower of fair value or the present value of the minimum lease payments. The leased asset is depreciated over the shorter of its useful life and the lease term.

For operating leases, right-of-use (“ROU”) assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As the Company’s leases do not provide an implicit rate, the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is a hypothetical rate based on the Company’s understanding of what its credit rating would be. The ROU assets also include any lease payments made prior to commencement and are recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.

The lease agreements may contain variable costs such as common area maintenance, insurance, real estate taxes or other costs. Variable lease costs are expensed as incurred on the consolidated statements of operations and are not included in the operating lease ROU assets and lease liabilities. Certain lease agreements include rental payments adjusted periodically for the consumer price index (“CPI”). The ROU assets and lease liabilities were calculated using the initial CPI and will not be subsequently adjusted.

The Company’s lease agreements generally do not contain any residual value guarantees, restrictions, or covenants.

For operating leases that contain renewals, or other lease incentives, the Company recognizes the rent expense on a straight-line basis over the term of the lease. Additionally, incentives received are treated as a reduction of costs over the term of the agreement.

The Company utilized the practical expedient in ASC 842 and elected not to record leases with an initial term of 12 months or less on the balance sheet. Therefore, for short-term leases with a term of 12 months or less, operating lease ROU assets and lease liabilities are not recognized, and the Company records such lease payments in the consolidated statements of operations on a straight-line basis over the lease term.

Rent expenses for the years ended December 31, 2024, 2023 and 2022, were $27,038, $21,369, and $16,396, respectively. See also Note 9.

L.	Employee Related Obligations

According to the Israeli Severance Pay Law, 1963 (“Severance Pay Law”), employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment, or a portion thereof. The Company’s liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”).

Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. Therefore, the Company does not recognize a liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s consolidated balance sheet. Severance expenses for the years ended December 31, 2024, 2023 and 2022, amounted to $11,086, $8,435 and $7,289, respectively.

The Company’s U.S. Subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The expenses recorded by the U.S. subsidiary for employer’s contributions were $2,493, $1,898 and $1,551 for the years ended December 31, 2024, 2023 and 2022, respectively.

M.	Contingent Liabilities

The Company accounts for its contingent liabilities in accordance with ASC Topic 450, “Contingencies” (“ASC 450”). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

N.	Revenue Recognition

The Company generates revenue from the sale of subscriptions to customers to access its cloud-based Work OS platform. The terms of the Company’s subscription agreements are primarily monthly or annual, and a large portion of the arrangements are paid in full up-front at the outset of the arrangement. Customers may not take possession over the software and instead are granted continuous access to the platform over the contractual period and therefore the arrangements are accounted for as service contracts.

The Company’s contracts generally include fixed number of users and fixed price per user. Revenue for these arrangements is recognized ratably over the contract term.

The Company’s subscription contracts are generally non-cancelable except for contracts with first-time customers whereby the contract terms provide rights to cancel the contract in the first 30 days for pro-rated refund for unutilized days. Historically, refunds have not been material, and therefore no provision for refunds was recorded to date.

In accordance with ASC Topic 606, “Revenue from Contracts with Customers” (“ASC 606”), revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these services.

The Company determines revenue recognition through the following steps:

1.	Identification of the contract, or contracts, with the customer

The Company considers the terms and conditions of the contracts and the Company’s customary business practices in identifying its contracts under ASC 606. The Company determines it has a contract with a customer when the contract has been approved by both parties, it can identify each party’s rights regarding the services to be transferred and the payment terms for the services, it has determined the customer to have the ability and intent to pay, and the contract has commercial substance.

The Company applies certain judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s payment history or, in the case of a new customer, credit and financial information pertaining to the customer.

2.	Identification of the performance obligations in the contract

Performance obligations committed in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available, and are distinct in the context of the contract, whereby the transfer of the services and the products is separately identifiable from other promises in the contract.

The Company’s performance obligations generally consist of access to the cloud-based platform and related support services which is considered one performance obligation.

The customers do not have the ability to take possession of the software, and through access to the platform the Company provides a series of distinct software-based services that are satisfied over the term of the subscription.

3.	Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer.

Payment terms are generally upfront at the time of the transaction, except for enterprise customers which are generally net 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined its contracts generally do not include a significant financing component. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component.

The Company’s policy is to exclude sales and other indirect taxes when measuring the transaction price.

4.	Allocation of the transaction price to the performance obligations in the contract

The Company’s contracts contain a single performance obligation. Therefore, the entire transaction price is allocated to the single performance obligation.

5.	Recognition of the revenue when, or as, a performance obligation is satisfied

Revenue is recognized ratably over the term of the subscription agreement generally beginning on the date that the platform is made available to a customer.

Contract balances

Contract assets consist of unbilled accounts receivable, which occur when a right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. The amount of unbilled accounts receivable included within accounts receivable, net on the consolidated balance sheets was immaterial for the periods presented.

Contract liabilities consist of deferred revenues. The Company records contract liabilities when cash payments are received in advance of performance to deferred revenue or to customer advances in case of refund rights.

The Company recognized $266,284, $198,099 and $134,438 of revenue during the years ended December 31, 2024, 2023 and 2022, respectively, that were included in the deferred revenue balance at the beginning of the respective year.

Remaining performance obligations

The Company has elected to apply the practical expedient in ASC 606 and does not disclose the value of unsatisfied performance obligations for unearned revenue since the original expected duration of the majority of the contracts is one year or less.

Contract costs

The Company accounts for costs to obtain revenue contracts in accordance with ASC Topic 340-40, “Other assets and deferred costs” (“ASC 340-40”). Sales commissions earned by external partners and by internal salespersons are considered incremental and recoverable costs of acquiring customer contracts. These costs are capitalized and amortized on a straight-line basis over the anticipated period of benefit, which is estimated to be three years, taking into consideration anticipated contract renewals. The Company determined the period of benefit by taking into consideration historical customer attrition rates, the useful life of the Company’s technology, and other factors.

Deferred contract costs amounted to $20,522 and $3,675 as of December 31, 2024 and 2023, respectively. Amounts expected to be recognized in excess of one year as of the balance sheet date are recorded as other long-term assets, in the consolidated balance sheets.

Deferred contract costs are periodically analyzed for impairment. There were no impairment losses recorded during the periods presented. Amortization is recorded within sales and marketing expense in the consolidated statements of operations. Amortization expenses related to deferred contract costs amounted to $6,382 in 2024, and $0 in each of 2023 and 2022.

The Company has elected to apply the practical expedient allowed by ASC 606 according to which incremental costs of obtaining a contract are recognized as an expense when incurred if the amortization period of the asset is one year or less, and the initial commission rate is commensurate with the commission rate on subsequent renewals.

O.	Cost of Revenue

Cost of revenue primarily consists of costs related to providing subscription services to paying customers, including hosting costs, personnel-related expenses of customer support including share-based compensation, subcontractors costs, merchant and credit-cards processing fees, amortization of capitalized software development costs and allocated overhead costs.

P.	Research and Development Costs

Research and development costs are expensed as incurred unless these costs qualify for capitalization as internal-use software development costs.

Research and development expenses consist primarily of personnel-related expenses, including share-based compensation and allocated overhead costs.

Q.	Sales and Marketing

Sales and marketing expenses are primarily comprised of costs of the Company’s marketing personnel including share-based compensation, online marketing expenses and other advertising costs, partners’ commissions and allocated overhead costs. Sales and marketing expenses are expensed as incurred. Advertising costs amounted to $218,415, $203,235 and $181,447, in the years ended December 31, 2024, 2023 and 2022, respectively.

R.	General and Administrative

General and administrative expenses primarily consist of personnel-related and share-based compensation expenses associated with the Company’s executives, as well as its finance, legal, human resources and other operational and administrative functions, professional fees for external legal, accounting, and other consulting services, directors and officer’s insurance expenses, donations, charitable contributions to the Monday.com Foundation and allocated overhead costs.

S.	Accounting for Share-Based Compensation

The Company accounts for share-based compensation under ASC Topic 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, non-employee consultants and directors, including options, restricted share units (“RSUs”), and shares issued pursuant to the 2021 Employee Share Purchase Plan (“ESPP”) based on the fair value of the awards on the date of grant as follows:

(i) share options – the fair value is based on the Black-Scholes option-pricing model, (ii) RSUs – the fair value is based on the closing trading price of the underlying shares at the date of grant and, (iii) ESPP – the fair value is based on the Monte-Carlo simulation model due to certain limitation on the number of shares per employee.

The expense for share-based compensation cost is recognized over the requisite service period of each individual grant using the graded vesting attribution method for both service-based and performance-based awards. Forfeitures are accounted for as they occur.

The Company granted performance-based awards to its Co-Chief Executive Officers (“Co-CEOs”) and several other members of its senior management. The number of performance-based awards earned and eligible to vest are generally determined after a one-year performance period, based on achievement of certain Company financial performance measures and the recipient’s continued service.

The Company recognizes share-based compensation expense for the performance-based awards using the fair value at the date of grant over the requisite service when it is probable that the performance conditions will be achieved.

The Company adjusts the number of units expected to vest based on estimates of performance against the pre-set objectives.

Valuation assumptions used in measuring compensation costs:

i.	Options:

The Black-Scholes option-pricing model requires the Company to make several assumptions, including the value of the Company’s ordinary shares, expected volatility, expected term, risk-free interest rate and expected dividends. The Company evaluates the assumptions used to value option awards upon each grant of share options.

Expected volatility was calculated based on the implied volatilities from market comparisons of certain publicly traded companies. The expected option term was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate was based on the U.S. treasury bonds yield with an equivalent term. The Company has not paid dividends and has no foreseeable plans to pay dividends.

The assumptions used to determine the fair value of the share-based awards are management’s best estimates and involve inherent uncertainties and the application of judgment.

The following table summarizes the Black-Scholes assumptions used at the grant dates:

	Year ended December 31,
	2024	2023	2022

Risk-free interest rate	4.03%-4.77%	3.48%-4.49%	1.89%-4.3%
Expected dividend yield	0%	0%	0%
Expected term (in years)	5-7	5-7	5-7
Expected volatility	58%	57%-65%	49%-57%

ii.	ESPP:

The following table summarizes the Monte-Carlo model assumptions used at the grant dates:

	Year ended December 31,
	2024	2023	2022

Risk-free interest rate	4.34%-5.12%	4.92%-5.24%	0.46%-2.87%
Expected dividend yield	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Expected volatility	48%-50%	54%-80%	97%-98%

T.	Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes” (“ASC 740”), using the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized. As of December 31, 2024 and 2023, the Company recorded a full valuation allowance against its deferred tax assets.

The Company applies a more-likely-than-not recognition threshold to uncertain tax positions based on the technical merits of the income tax positions taken.

The Company does not recognize a tax benefit unless it is more likely than not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit that is recorded for these positions is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. As of December 31, 2024 and 2023, no liability for unrecognized tax benefits was recorded due to immateriality.

U.	Net Income (Loss) Per Share

The Company’s basic net income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities.

The diluted net income (loss) per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury shares method or the if-converted method based on the nature of such securities.

In periods in which the Company had a net loss, diluted net loss per share was the same as basic net loss per share since the effects of potentially dilutive shares of ordinary shares were anti-dilutive.

The total weighted average number of shares related to the outstanding options and RSUs that were excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, were 135,191 shares, 4,294,853 shares and 4,617,018 shares for 2024, 2023 and 2022, respectively.

The Founder’s share is not a participating security and therefore excluded from the net income (loss) per share.

V.	Concentration of Credit Risks

Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents (including money market funds and bank deposits up to three months), marketable securities and accounts receivable.

For cash and cash equivalents, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. The Company places its cash and cash equivalents with financial institutions with high-quality credit ratings in the United States, Israel, Ireland, Cayman Islands, and Luxembourg and has not experienced any losses in such accounts.

The Company’s marketable securities consist of investments in U.S. government treasury bills. The Company’s investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

For accounts receivable, the Company is exposed to credit risk in the event of nonpayment by customers to the extent of the amounts recorded on the accompanying consolidated balance sheets. For each of the years ended December 31, 2024, and 2023, there were no individual customers that accounted for 10% or more of the Company’s revenues. The Company’s accounts receivable are geographically diversified and derived primarily from sales in the United States, EMEA, and APAC. To manage its accounts receivable risk, the Company evaluates the credit worthiness of its customers and maintains allowances for potential credit losses.

The Company has not historically experienced any material credit losses related to individual customers or groups of customers in any specific area or industry.

W. Segment Information

The Company has a single operating and reportable segment. The Company’s chief operating decision makers are its two Co-Chief Executive Officers (“Co-CEOs”), who review financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources.

For information regarding the Company’s long-lived assets and revenue by geographic area, as well as a summary of significant expense categories, see Note 16.

X. Fair Value measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Three levels of inputs may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, accounts receivable, prepaid expenses, accounts payable, and accrued expenses, are stated at their carrying value, which approximates fair value due to the short maturities of these instruments.

Assets measured at fair value on a recurring basis as of December 31, 2024 and 2023, are comprised of money market funds, marketable securities, and derivative instruments (see Note 8).

Y. Derivative Financial Instruments

Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The gain or loss of derivatives which are designated and qualify as hedging instruments in a cash flow hedge, is recorded under accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Derivatives are classified within Level 2 of the fair value hierarchy as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s primary objective for holding derivative instruments is to reduce its exposure to foreign currency rate changes. The Company reduces its exposure by entering into forward foreign exchange contracts and option contracts with respect to operating expenses that are forecasted to be incurred in currencies other than the U.S. dollar.

A majority of the Company’s revenues and operating expenditures are transacted in U.S. dollars. However, certain operating expenditures are incurred in or exposed to other currencies, primarily the New Israeli Shekel (“NIS”).

The Company has established forecasted transaction currency risk management programs to protect against fluctuations in fair value and the volatility of future cash flows caused by changes in exchange rates. The Company’s currency risk management program includes foreign exchange contracts designated as cash flow hedges. These foreign exchange contracts generally mature within 12 months (see Note 7).

In addition, occasionally the Company enters into swaps, options and forward contracts to hedge a portion of its monetary items in the balance sheet, such as cash and cash equivalents balances, denominated in other currencies for short-term periods. The purpose of these contracts is to protect the fair value of the monetary assets from foreign exchange rate fluctuations. Gains and losses from derivatives related to these contracts are not designated as hedging instruments. The Company does not enter into derivative financial instruments for trading or speculative purposes.

Z.       Recently Adopted Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures” (“ASU 2023-07”) to improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses on an interim and annual basis. All disclosure requirements of ASU 2023-07 are also required for entities with a single reportable segment. ASU 2023-07 is effective starting January 1, 2024 and should be applied on a retrospective basis to all periods presented. The adoption of this ASU did not have a material impact on the Company’s financial statements (see also Note 16).

AA. Accounting pronouncements not yet effective

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted starting January 1, 2025. Early adoption is permitted, and the amendments should be applied on a prospective basis. The Company is currently evaluating the effect of adopting the ASU on its related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”), which requires the disaggregation of certain expenses in the financial statements notes, to provide enhanced transparency into the expense captions presented on the face of the consolidated statement of operations. ASU 2024-03 is effective for annual reporting periods beginning January 1, 2027 and interim periods beginning January 1, 2028 and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact that ASU 2024-03 will have on its related disclosures, and the transition method.